Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Aggregate Minimum Payments

Year ended
December 31, 2019
RMB
2020	55,835
2021	56,235
2022	82,069
2023	120,823
2024 and after	197,372

Total other commitment	512,334